Amortizable Intangible Assets and Unamortizable Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2018	Apr. 29, 2017
Intangible Assets by Major Class [Line Items]
Total amortizable and unamortizable, intangible assets	$ 309,649	$ 310,205
Gross Carrying Amount	17,256	25,493
Accumulated Amortization	(16,901)	(24,582)
Total	355	911
Unamortizable intangible assets	309,294	309,294
Trade name
Intangible Assets by Major Class [Line Items]
Unamortizable intangible assets	293,400	293,400
Publishing contracts
Intangible Assets by Major Class [Line Items]
Unamortizable intangible assets	15,894	15,894
Technology
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	10,710	10,710
Accumulated Amortization	(10,404)	(9,997)
Total	$ 306	$ 713
Technology | Minimum
Intangible Assets by Major Class [Line Items]
Useful Life	5 years	5 years
Technology | Maximum
Intangible Assets by Major Class [Line Items]
Useful Life	10 years	10 years
Distribution contracts
Intangible Assets by Major Class [Line Items]
Useful Life		10 years
Gross Carrying Amount		$ 8,325
Accumulated Amortization		(8,201)
Total		124
Other
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	$ 6,546	6,458
Accumulated Amortization	(6,497)	(6,384)
Total	$ 49	$ 74
Other | Minimum
Intangible Assets by Major Class [Line Items]
Useful Life	3 years	3 years
Other | Maximum
Intangible Assets by Major Class [Line Items]
Useful Life	10 years	10 years